Investment Strategy - Tema International Durable Quality ETF	Sep. 09, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Tema International Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of international publicly listed companies, i.e., stocks that are not listed in the US, that the Adviser believes are of high and durable quality. The Adviser believes a durable quality business is one that poses a tangible, durable and dominant moat and therefore benefits from quality financial metrics. A moat is a source of competitive advantage that arises from either scale, regulation, network effects, switching costs and non-replicable physical assets. The Adviser looks for moats that are tangible (i.e., not intangible, such as brand), durable (that the Adviser assesses as likely to persist for a long time), and dominant (where the firm commands a high and growing market share due to value created for customers). These firms are more likely to have financial metrics associated with quality – high recurring revenue, earnings visibility, inflation-linked revenues – that culminate in persistently higher returns on invested capital.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

Over 80% of the Fund’s assets are expected to be invested in international companies; i.e., companies located outside of the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets. The Adviser considers an “emerging market” to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2025, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Tema International Durable Quality ETF seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks, and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of international publicly listed companies, i.e., stocks that are not listed in the US, that the Adviser believes are of high and durable quality.